Vessels, detail (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
[CapDomingoMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	$ 33
[CapDoukatoMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	33
[AplSardonyxMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	30
[AplSpinelMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	30
[AplGarnetMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	$ 30